Share-based Compensation (Details 2) - Stock Option Plan [Member]	12 Months Ended
Dec. 31, 2018 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,040,000
Weighted average exercise price in RMB | ¥ / shares	¥ 0.01
Options Exercisable	1,040,000
Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual life (Years)	4 years 2 months 30 days